Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Change in cash and cash equivalents from discontinued operations	$ 1.1	$ 1.2
Carlisle Brake & Friction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash used in operating activities	3.5	4.1
Net cash used in investing activities	(2.5)	(1.6)
Net cash provided by financing activities	0.1	(1.3)
Change in cash and cash equivalents from discontinued operations	$ 1.1	$ 1.2